Earnings (Loss) Per Share Attributable to Owners of the Controlling Company (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Basic Earnings per Share
(a)	Basic earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In won and No. of shares)
	2017		2018	2019
Profit (loss) attributable to owners of the Controlling Company	~~W~~	1,802,756,119,275	(207,239,484,774)	(2,829,705,069,665)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings (loss) per share	~~W~~	5,038	(579)	(7,908)